                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     December 31, 2006
                                                  Estimated average burden hours
                                                  per response..............22.8
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


            L. Scott Rand                 Arlington, TX       February 13, 2008
-------------------------------------   -----------------   --------------------
             [Signature]                     [City]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total:      126,134
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
          --------              --------     -------- --------     -------       --------  --------       --------
                                                        VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
       --------------        -------------- -----     -------- ------- --- ---- ---------- --------   ----  ------ ----
ADVANTA                      COMMON CL A    007942105      438  60,000  SH      SOLE       N/A       60,000
ALTRA HOLDINGS INC           COMMON         02208R106    5,416 325,700  SH      SOLE       N/A      325,700
APPLIED MATERIALS INC        COMMON         038222105    4,262 240,000  SH      SOLE       N/A      240,000
BRONCO DRILLING CO INC       COMMON         112211107    4,455 300,000  SH      SOLE       N/A      300,000
BUILD A BEAR                 COMMON         120076104    4,185 300,000  SH      SOLE       N/A      300,000
CHILDREN'S PLACE             COMMON         168905107    6,368 245,600  SH      SOLE       N/A      245,600
CLEAR CHANNEL OUTDOOR HLDGS  COMMON CL A    18451C109      979  35,400  SH      SOLE       N/A       35,400
COMPLETE PRODUCTION SERVICES COMMON         20453E109    1,078  60,000  SH      SOLE       N/A       60,000
CULP INC                     COMMON         230215105    2,565 368,600  SH      SOLE       N/A      368,600
CYPRESS SEMICONDUCTOR        COMMON         232806109   27,023 750,000  SH      SOLE       N/A      750,000
EMC CORP                     COMMON         268648102    4,447 240,000  SH      SOLE       N/A      240,000
ENCORE WIRE CORP             COMMON         292562105      955  60,000  SH      SOLE       N/A       60,000
FAMILY DOLLAR                COMMON         307000109    1,336  69,500  SH      SOLE       N/A       69,500
HEICO CORP                   COMMON CL A    422806208    2,130  50,000  SH      SOLE       N/A       50,000
INTEL CORP                   COMMON         458140100    3,466 130,000  SH      SOLE       N/A      130,000
INTUIT                       COMMON         461202103    2,529  80,000  SH      SOLE       N/A       80,000
LIBERTY MEDIA HOLDING CORP   INT COM SER A  53071M104    3,196 167,500  SH      SOLE       N/A      167,500
LIMITED BRANDS INC           COMMON         532716107    1,831  96,700  SH      SOLE       N/A       96,700
LINCARE                      COMMON         532791100    3,516 100,000  SH      SOLE       N/A      100,000
MILLER HERMAN INC            COMMON         600544100    5,344 165,000  SH      SOLE       N/A      165,000
NABORS INDS LTD              SHS            G6359F103    3,561 130,000  SH      SOLE       N/A      130,000
PETROLEO BRASILEIRO          SP ADR NON VTG 71654V101    9,622 100,000  SH      SOLE       N/A      100,000
QLOGIC CORP                  COMMON         747277101    4,544 320,000  SH      SOLE       N/A      320,000
ROBERT HALF INTL INC         COMMON         770323103    2,434  90,000  SH      SOLE       N/A       90,000
SOUTHWEST AIRLS CO           COMMON         844741108    1,830 150,000  SH      SOLE       N/A      150,000
STAPLES INC                  COMMON         855030102    1,615  70,000  SH      SOLE       N/A       70,000
TELEPHONE & DATA SYS INC     SPL COM        879433860    2,765  48,000  SH      SOLE       N/A       48,000
TEXAS INSTRS INC             COMMON         882508104    2,672  80,000  SH      SOLE       N/A       80,000
U S G CORP                   COMMON         903293405    2,684  75,000  SH      SOLE       N/A       75,000
UNIT CORP                    COMMON         909218109    2,775  60,000  SH      SOLE       N/A       60,000
VERIGY LTD                   SHS            Y93691106    6,113 225,000  SH      SOLE       N/A      225,000